NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Sep. 30, 2021
Nature And Continuance Of Operations [Abstract]
NATURE AND CONTINUANCE OF OPERATIONS [Text Block]

1. NATURE AND CONTINUANCE OF OPERATIONS

Bright Minds Biosciences Inc. (the "Company") was incorporated under the Business Corporations Act of British Columbia on May 31, 2019. The Company's objective is to generate income and achieve long term profitable growth through the development of therapeutics to improve the lives of patients with certain severe and life-altering diseases. On February 8, 2021, the Company started trading on the Canadian Stock Exchange ("CSE") under the symbol DRUG. On May 17, 2021, the Company started trading on the OTCQB under the symbol BMBIF. On November 8, 2021, the Company started trading on NASDAQ under the symbol DRUG. The head office, and principal address of the Company are located at 1500 - 1055 West Georgia Street, Vancouver, British Columbia, V6E 4N7, Canada.

These consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at September 30, 2021, the Company is not able to finance day to day activities through operations and has incurred a loss of $8,650,763 for the year ended September 30, 2021. The Company has a deficit of $9,209,857 since inception and negative operating cash flows. As at September 30, 2021, the Company has working capital of $19,399,795 (September 30, 2020 - $727,293). The continuing operations of the Company are dependent upon its ability to attain profitable operations and generate funds therefrom. Management intends to finance operating costs with equity financings, loans from directors and companies controlled by directors and/or private placement of common shares.

The coronavirus, also known as "COVID-19", has spread across the globe and is impacting worldwide economic activity. Government authorities have implemented emergency measures to mitigate the spread of the virus. The outbreak and the related mitigation measures may have an adverse impact on global economic conditions as well as on the Company's business activities specifically related to possible disruptions in the operations of the laboratories upon whom the Company relies, including laboratories situated in various parts of the United States and Europe. The extent to which the coronavirus may impact the Company's business activities will depend on future developments, such as the duration of the outbreak, travel restrictions, business disruptions, and the effectiveness of actions taken in Canada and other countries to contain and treat the disease. These events are highly uncertain and as such, the Company cannot determine their financial impact at this time.